GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
GOODWILL [Abstract]
Balance at the begiinning of the year	$ 75	$ 69
Impairment of goodwill	(80)		(481)
Effect of translation adjustments	5	6
Balance at the end of the year		$ 75	$ 69